Financial Instruments - Narrative (Detail) (USD $)							12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Foreign Exchange Contract [Member]	Dec. 31, 2013 Interest Rate Contract [Member]	Dec. 31, 2013 Derivative Instruments Issued By Counterparties [Member]	Dec. 31, 2013 Senior Unsecured Debt At 6.50 U.K. Pound June 2038 [Member]		Dec. 31, 2012 Senior Unsecured Debt At 6.50 U.K. Pound June 2038 [Member]
Short - Term Borrowings
Commercial Paper	$ 3,000,000,000		$ 2,700,000,000
Short-term debt, weighted average interest rate	1.70%		1.60%
Derivative Financial Instruments and Hedging Activities
Notional amount of foreign exchange derivative financial instruments					40,000,000,000
Long-term debt	30,462,000,000	[1],[2],[3]	31,036,000,000	[1],[2],[3]				2,459,000,000	[4]	2,407,000,000	[4]
Aggregate notional amount of interest rate derivative financial instruments						18,300,000,000
Aggregate fair value of net derivative liabilities	128,000,000
Posted collateral	99,000,000
Additional collateral	32,000,000
Credit Risk Derivatives
Concentration risk maximum exposure							2,900,000,000
Securities received as collateral							$ 959,000,000

[1]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.
[2]	Includes foreign currency debt with fair values of $651 million as of December 31, 2013 and $809 million as of December 31, 2012, which are used as hedging instruments.
[3]	The fair value of our long-term debt (not including the current portion of long-term debt) is $35.1 billion as of December 31, 2013 and $37.5 billion as of December 31, 2012. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.
[4]	Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.